CONCESSION CONTRACT ASSETS (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Contract assets	R$ 6,704	R$ 6,380	R$ 4,980	R$ 3,884
Current	728	600
Non current	5,976	5,780
Distribution - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	1,850	1,927
Gas - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	117	95
Transmission - assets rrincorporated into the assets remuneration base [member]
IfrsStatementLineItems [Line Items]
Contract assets	1,927	2,011
Transmission - assets remunerated by tariff [member]
IfrsStatementLineItems [Line Items]
Contract assets	R$ 2,810	R$ 2,347